DISCONTINUED OPERATIONS (Details)	1 Months Ended	3 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Oct. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 CNY (¥)	Oct. 31, 2016 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disposal Group, Including Discontinued Operation, Consideration											¥ 1,693,200,000	$ 250,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax			¥ 1,007,884,060	¥ 1,007,900,000	$ 145,200,000	¥ 0	$ 0		¥ 0		1,007,884,060
Equity Method Investment, Amount Sold						58,854,599		¥ 996,420,932
Discontinued Operation, Tax Effect of Discontinued Operation			¥ 54,466,059								54,466,059
Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage	55.00%		55.00%	55.00%	55.00%				45.00%	45.00%
Jiangxi Jinko Engineering [Member]
Equity Method Investment, Ownership Percentage	55.00%		55.00%	55.00%	55.00%	55.00%	55.00%	55.00%
Equity Method Investment, Amount Sold	$ 250,000,000	$ 250,000,000
Treasury Stock, Value, Acquired, Cost Method							$ 225,000,000
Discontinued Operation, Tax Effect of Discontinued Operation | ¥											54,466,059
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation | ¥											¥ 39,952,408
Jiangxi Jinko Engineering [Member] | Wide Wealth Hong Kong [Member]
Equity Method Investment, Ownership Percentage						45.00%	45.00%	45.00%
Equity Method Investment, Amount Sold		$ 225,000,000					$ 225,000,000			$ 225,000,000